Equity accounted investments - Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 7,148	R 8,471
Balance at end of the year	7,323	7,148	R 8,471
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	1,247	1,160	1,086
Impairment of loan to Peregrine	0	(18)	0
Foreign currency translation	13	105	74
Balance at end of the year	R 1,260	R 1,247	R 1,160